September 10, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Great-West Funds, Inc.
Submission Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 002-75503 and 811-03364

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Great-West Funds, Inc. (“Great-West Funds”) hereby certifies that the form of prospectus for the Great-West Multi-Manager Small Cap Growth Fund and the statement of additional information, both dated September 8, 2015, that would have been filed by Great-West Funds pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Great-West Funds’ Post-Effective Amendment No. 139 to its Registration Statement on Form N-1A, which was filed by electronic transmission on September 8, 2015 pursuant to Rule 485(b) under the 1933 Act, and is the most recent amendment to Great-West Funds’ Registration Statement on Form N-1A.

If you have any questions concerning this filing, please call me at (303) 737-4675.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon
Assistant Vice President, Counsel & Secretary

GREAT-WEST FUNDS, INC.
The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.
8515 E. Orchard RoaD · Greenwood Village, CO 80111 · (866) 831-7129